CONCENTRATION OF RISK (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016	Dec. 31, 2018 CNY (¥) item
Credit risk | PRC
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	$ 4,668,000	¥ 91,588,000		¥ 32,097,000
Credit risk | HK
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	1,282,000	2,129,000		8,811,000
Credit risk | United Kingdom
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	302,000	3,078,000		2,076,000
Credit risk | Europe
CONCENTRATION OF RISK
Amounts deposited with major financial institutions | ¥		253,000		0
Credit risk | United States of America
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	$ 530,000	¥ 9,661,000		¥ 3,646,000
Supplier risk | Costs of bandwidth resources
CONCENTRATION OF RISK
Number of major PRC telecom carriers | item	3			3
Supplier risk | Costs of bandwidth resources | Two major PRC telecom carriers
CONCENTRATION OF RISK
Percentage of concentration risk	52.00%	81.00%	82.00%